Subsidiaries - Additional Information (Detail)	Mar. 31, 2023	Mar. 31, 2022
HDFC Securities Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	95.80%	96.20%
HDB Financial Services Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
The stake-holding of the Bank	95.40%	95.50%